Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Dividends	$ 329,000	$ 142,000	$ 292,000
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Dividends Payable	$ 0	$ 71,000